WELLS FARGO FUNDS TRUST

                 WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
                  WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND
                    WELLS FARGO ADVANTAGE EQUITY INCOME FUND
                    WELLS FARGO ADVANTAGE GROWTH EQUITY FUND
                 WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND
                               Classes A, B, and C

                     WELLS FARGO ADVANTAGE EQUITY VALUE FUND
                WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND
                   Classes A, B, and C and Administrator Class

  Supplement dated September 1, 2005 to the Prospectuses dated April 11, 2005, as supplemented on May 19, 2005.

This supplement contains important information about the Funds referenced above (collectively, the "Funds," or individually, the "Fund").

LARGE CAP APPRECIATION FUND
On August 31, 2005, Allianz Global Investors U.S. Equities LLC and Cadence Capital Management, Inc. sold their interests in Cadence Capital Management LLC ("Cadence"), the Fund's sub-adviser, to certain Cadence affiliates resulting in a change of control of Cadence. This change of control resulted in the automatic termination of the dormant sub-advisory arrangement with the Fund and the active sub-advisory arrangement with the Wells Fargo Master Trust ("Master Trust") Large Cap Appreciation Portfolio ("the Portfolio"), the master portfolio in which the Fund invests substantially all of its assets. The Master Trust's Board of Trustees approved a new investment sub-advisory agreement with Cadence on behalf of the Portfolio, but the Fund's Board of Trustees did not deem it necessary to approve a new dormant sub-advisory agreement for the Fund. As a result of these changes, the following revisions to the prospectuses are effective immediately.

Under the section "Organization and Management of the Funds - Dormant Investment Advisory Arrangements" found on page 63 of the Class A, B, and C prospectus and on page 67 of the Administrator Class prospectus, the third paragraph is deleted and replaced with the following:

         Except for the Large Cap Appreciation Fund, each GATEWAY FUND noted in this section and the Diversified Equity and Growth Equity Funds have a similar "dormant" sub-advisory arrangement with some or all of the sub-advisers that advise the master portfolio(s) in which a GATEWAY FUND invests. Under these arrangements, if a GATEWAY FUND redeems assets from a master portfolio and invests them directly using the sub-adviser, the sub-adviser would receive a sub-advisory fee from Funds Management at the same rate the sub-adviser received from the master portfolio for investing the portion of the Fund's assets formerly invested in the master portfolio.

Under the section "Organization and Management of the Funds - The Sub-Advisers", found on page 64 of the Class A, B, and C prospectus and on page 68 of the Administrator Class prospectus, the fourth paragraph is deleted and replaced with the following:

         Cadence, located at 265 Franklin Street, Boston, MA 02110, is the investment sub-adviser for the Large Cap Appreciation Portfolio.
         Cadence is a registered investment adviser that provides investment management services to pension plans, endowments, mutual funds and individual investors. As of June 30, 2005, Cadence managed approximately $6.2 billion in assets.

--------------------------------------------------------------------------------

The following information was contained within the May 19, 2005 supplement and is included herewith for your convenience.

EQUITY VALUE FUND

At its May 11, 2005 regular meeting, the Board of Trustees (the "Board") of Wells Fargo Funds Trust approved an additional investment policy for the Fund to invest, under normal circumstances, at least 80% of the Fund's assets in equity securities. The additional investment policy, which does not require shareholder approval, is effective immediately. In addition, the Board adopted a policy to provide at least 60 days' notice to shareholders of any change to the additional investment policy. The implementation of the additional investment policy will not materially affect the current portfolio composition of the Fund.

No change is being made to the Fund's current investment policy to invest, under normal circumstances, at least 80% of the Fund's assets in large-capitalization securities, which are defined as securities with market capitalizations of $3 billion or more. The Fund will continue to make investments consistent with this investment policy.

ALL FUNDS

Also, at its May 11, 2005 regular meeting, the Board approved additional circumstances in which the Class A sales charge will be reduced or waived. In addition to the items approved by the Board, this supplement also includes an update to the disclosure regarding Class A sales charge reductions available through the use of Rights of Accumulation. None of the matters referenced in this supplement require shareholder approval, and all matters are effective immediately.

CLASS A SHARE SALES CHARGE REDUCTIONS

The Class A Share Sales Charge Reductions section that begins on page 69 of the Classes A, B, and C prospectus is revised to include the following additional circumstance in which the sales charge on the purchase of Class A shares is reduced:

o          You may  reinvest  into a Wells  Fargo  Advantage  Fund with no sales charge, proceeds of a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee or a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo after 60 days from the date of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska
           Tax-Free or Small Cap Opportunities Fund and the proceeds had previously been reinvested in the same Fund through another account (e.g., an IRA).

The Rights of Accumulation paragraph on page 69 of the Classes A, B, and C prospectus is replaced with the following paragraph:

o RIGHTS OF ACCUMULATION ("ROA") allow you to combine Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned (excluding Wells Fargo Advantage money market fund shares, unless you notify us that you previously paid a sales load on these assets) in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A or WealthBuilder Portfolio shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A, Class B, Class C and WealthBuilder Portfolio shares of any Wells Fargo Advantage Fund already owned and adding the dollar amount of your current purchase.

CLASS A SHARES SALES CHARGE WAIVERS FOR CERTAIN PARTIES

The Class A Shares Sales Charge Waivers for Certain Parties section on page 70 of the Classes A, B, and C prospectus is revised to include the following additional circumstance in which Class A shares may be purchased at NAV:

Current employees of:

o each Fund's sub-adviser, but only for the Fund(s) in which such sub-adviser provides investment advisory services.


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



              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                 WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
                  WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND
                WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND
                    WELLS FARGO ADVANTAGE EQUITY INCOME FUND
                     WELLS FARGO ADVANTAGE EQUITY VALUE FUND
                    WELLS FARGO ADVANTAGE GROWTH EQUITY FUND
                        WELLS FARGO ADVANTAGE INDEX FUND
                WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND
                 WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
                 WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

  Supplement dated September 1, 2005 to the Statement of Additional Information
     dated April 11, 2005, as supplemented on May 27, 2005, June 30, 2005, and August 19, 2005.

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND
On August 31, 2005, Allianz Global Investors U.S. Equities LLC and Cadence Capital Management Inc. sold their interests in Cadence Capital Management, LLC ("Cadence") to certain Cadence affiliates (the "Transaction"). As required by
Section  15(a)(4)  of the  Investment  Company  Act of  1940,  the  sub-advisory agreement between Cadence, Wells Fargo Funds Management, LLC ("Funds Management") and Wells Fargo Funds Trust ("Trust") on behalf of the Fund provided for its automatic termination upon its "assignment". Because the Transaction resulted in a change of control of Cadence constituting an "assignment" of the sub-advisory agreement, the sub-advisory agreement (which was a dormant agreement) automatically terminated. Even though the Trust's Board of Trustees did not deem it necessary to approve a new dormant sub-advisory agreement with the Fund, the Fund will be able to continue to operate as a gateway feeder fund.

The Transaction also resulted in the automatic termination of the sub-advisory agreement between Cadence, Funds Management and Wells Fargo Master Trust ("Master Trust") on behalf of the Large Cap Appreciation Portfolio (the "Portfolio"), the master portfolio in which the Fund invests substantially all of its assets. Therefore, on August 17, 2005, in anticipation of the Transaction and the automatic termination of the then-existing sub-advisory agreement with Cadence, the Board of Trustees of the Master Trust approved a new sub-advisory agreement with Cadence on behalf of the Portfolio that is substantially identical to the prior sub-advisory agreement, except for the date and certain other non-material changes. No changes to the level of quality of services, the types of services, personnel, or the sub-advisory fees owed by Funds Management to Cadence will change as a result of the Board's approval of the new sub-advisory agreement with Cadence. Finally, the Transaction is not expected to affect Cadence's day-to-day operation.

As a result of these changes, the "Investment Adviser" and "Investment Sub-Adviser" sections found on pages 20 and 23, respectively, are revised to indicate that the Fund no longer has a dormant sub-advisory arrangement with Cadence.

--------------------------------------------------------------------------------

The following information was contained within the August 19, 2005 supplement and is included herewith for your convenience.

ALL FUNDS
On August 16, 2005, the Board of Trustees of Wells Fargo Funds Trust approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings. The revised policy, which can be found below, is effective immediately and replaces the policy previously disclosed in the June 30, 2005 supplement.

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

1. COMPLETE HOLDINGS. The complete portfolio holdings for each Fund shall be made publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis.
2. TOP TEN HOLDINGS. Top ten holdings information for each Fund shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.
3. FUND OF FUNDS STRUCTURE. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

         Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A. SUB-ADVISERS. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B. MONEY MARKET PORTFOLIO MANAGEMENT TEAM. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDSSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.                FUNDS MANAGEMENT/WELLS FARGO FUNDS DISTRIBUTOR, LLC.

1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.
2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

D. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         FUNDS MANAGEMENT COMMENTARIES. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

     BOARD APPROVAL. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

INDEX FUND
Effective on or about August 29, 2005, an eligible investor (as defined below) may purchase Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and
o        Family members of any of the above.

--------------------------------------------------------------------------------

The following information was contained within the June 30, 2005 supplement and is included herewith for your convenience.

ALL FUNDS
Effective June 30, 2005, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 20:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

--------------------------------------------------------------------------------

The following information was contained within the May 27, 2005 supplement and is included herewith for your convenience.

DIVERSIFIED EQUITY, DIVERSIFIED SMALL CAP, EQUITY INCOME, GROWTH EQUITY, AND INDEX FUNDS
Effective May 27, 2005, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph found on page 28 is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

DIVERSIFIED SMALL CAP FUND
Effective May 27, 2005, the following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information" beginning on page 38:

     ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE DIVERSIFIED SMALL CAP FUND:

o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Administrator Class of the Diversified Small Cap Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Diversified Small Cap Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


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